Mineral Properties, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Mineral Properties, Plant and Equipment [abstract]
Schedule of mineral properties, plant and equipment
	Mineral properties	Plant and equipment	Land	Construction in progress	Total
Cost
As at January 1, 2024	$46,713	$39,610	$1,135	$3,840	$91,298
Additions	38	50	-	1,841	1,929
Sale of equipment	-	(98)	-	-	(98)
Transfer to plant and equipment	-	1,452	-	(1,452)	-
Transfer to mineral properties	3,269	-	-	(3,269)	-
Change in reclamation and remediation provision	-	368	-	-	368
As at December 31, 2024	$50,020	$41,382	$1,135	$960	$93,497
Additions	-	-	6	12,732	12,738
Transfer to plant and equipment	-	4,320	-	(4,320)	-
Write-down of plant and equipment	-	(224)	-	-	(224)
Change in reclamation and remediation provision	-	1,069	-	-	1,069
As at December 31, 2025	$50,020	$46,547	$1,141	$9,372	$107,080

	Mineral properties	Plant and equipment	Land	Construction in progress	Total
Accumulated depreciation
As at January 1, 2024	$25,221	$29,279	$-	$-	$54,500
Sale of equipment	-	(34)	-	-	(34)
Depreciation and depletion	4,337	4,391	-	-	8,728
As at December 31, 2024	$29,558	$33,636	$-	$-	$63,194
Depreciation and depletion	1,719	3,401	-	-	5,120
Write-down of plant and equipment	-	(224)	-	-	(224)
As at December 31, 2025	$31,277	$36,813	$-	$-	$68,090
Net book value at December 31, 2024	$20,462	$7,746	$1,135	$960	$30,303
Net book value at December 31, 2025	$18,743	$9,734	$1,141	$9,372	$38,990